Allowance for Loan Losses, Futher Information (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	$ 693	$ 338
Allowance for loans individually or collectively evaluated and not deemed to be impaired	11,127	9,525
Allowance for loans acquired with deteriorated credit quality	0	0
Total loan loss allowance	11,820	9,863
Loans individually evaluated and deemed to be impaired	14,767	10,618
Loans individually or collectively evaluated and not deemed to be impaired	1,211,941	1,158,389
Amount of loans acquired with deteriorated credit quality	3,167	4,493
Total Loans	1,229,875	1,173,500
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	306	303
Allowance for loans individually or collectively evaluated and not deemed to be impaired	843	733
Allowance for loans acquired with deteriorated credit quality	0	0
Total loan loss allowance	1,149	1,036	$ 955	$ 975
Loans individually evaluated and deemed to be impaired	6,450	6,354
Loans individually or collectively evaluated and not deemed to be impaired	410,221	410,699
Amount of loans acquired with deteriorated credit quality	393	405
Total Loans	417,064	417,458
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	240	35
Allowance for loans individually or collectively evaluated and not deemed to be impaired	5,484	4,998
Allowance for loans acquired with deteriorated credit quality	0	0
Total loan loss allowance	5,724	5,033	3,607	3,395
Loans individually evaluated and deemed to be impaired	7,257	3,750
Loans individually or collectively evaluated and not deemed to be impaired	411,637	377,503
Amount of loans acquired with deteriorated credit quality	2,774	4,088
Total Loans	421,668	385,341
Real estate: Construction [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	0	0
Allowance for loans individually or collectively evaluated and not deemed to be impaired	952	516
Allowance for loans acquired with deteriorated credit quality	0	0
Total loan loss allowance	952	516	254	169
Loans individually evaluated and deemed to be impaired	0	0
Loans individually or collectively evaluated and not deemed to be impaired	36,026	21,786
Amount of loans acquired with deteriorated credit quality	0	0
Total Loans	36,026	21,786
Commercial Business [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	95	0
Allowance for loans individually or collectively evaluated and not deemed to be impaired	3,171	2,625
Allowance for loans acquired with deteriorated credit quality	0	0
Total loan loss allowance	3,266	2,625	2,382	1,875
Loans individually evaluated and deemed to be impaired	607	356
Loans individually or collectively evaluated and not deemed to be impaired	297,094	291,093
Amount of loans acquired with deteriorated credit quality	0	0
Total Loans	297,701	291,449
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	52	0
Allowance for loans individually or collectively evaluated and not deemed to be impaired	677	653
Allowance for loans acquired with deteriorated credit quality	0	0
Total loan loss allowance	729	653	$ 599	$ 502
Loans individually evaluated and deemed to be impaired	453	158
Loans individually or collectively evaluated and not deemed to be impaired	56,963	57,308
Amount of loans acquired with deteriorated credit quality	0	0
Total Loans	$ 57,416	$ 57,466